Significant Transactions - Schedule of Fair Values of Identifiable Assets and Liabilities (Details) - Uklon [Member] $ in Millions	Apr. 02, 2025 USD ($)
Significant Transactions - Schedule of Fair Values of Identifiable Assets and Liabilities (Details) [Line Items]
Intangible assets	$ 58
Trade and other receivables	2
Cash and cash equivalents	12
Deferred tax liability	(7)
Trade and employee related payables	(6)
Other current liabilities	(10)
Fair value of identifiable net assets	49
Goodwill resulting from acquisition	109
Purchase consideration	$ 158